Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communications Equipment (3.6%)
	Cisco Systems Inc.	22,054,435	1,095,444
	Motorola Solutions Inc.	935,368	263,699
*	Arista Networks Inc.	1,476,728	245,639
	Juniper Networks Inc.	2,166,663	65,802
*	F5 Inc.	414,524	61,175
*	Ciena Corp.	1,093,603	51,115
*	Lumentum Holdings Inc.	652,466	34,515
*	Extreme Networks Inc.	1,409,212	29,030
*	ViaSat Inc.	638,853	28,499
*	Calix Inc.	609,624	28,415
*	Viavi Solutions Inc.	2,584,279	25,429
*	NetScout Systems Inc.	809,008	24,691
*	Harmonic Inc.	1,366,467	24,063
*	Digi International Inc.	586,746	21,094
*	Infinera Corp.	3,757,269	18,411
*	CommScope Holding Co. Inc.	4,231,853	17,605
	Adtran Holdings Inc.	1,591,323	14,179
*	Clearfield Inc.	291,592	11,404
*	NETGEAR Inc.	585,132	8,209
*	Ribbon Communications Inc.	1,982,973	5,513
*,1	Casa Systems Inc.	721,349	757
			2,074,688
Electronic Equipment, Instruments & Components (4.2%)
	Amphenol Corp. Class A	3,339,912	251,996
	TE Connectivity Ltd.	1,787,871	218,978
*	Keysight Technologies Inc.	1,030,888	166,798
	Corning Inc.	4,698,093	144,748
	CDW Corp.	794,445	136,398
*	Teledyne Technologies Inc.	281,220	109,296
*	Zebra Technologies Corp. Class A	319,455	83,879
	Jabil Inc.	860,394	77,023
*	Flex Ltd.	2,955,988	75,053
*	Trimble Inc.	1,581,354	73,802
	Cognex Corp.	1,173,620	64,502
	National Instruments Corp.	932,186	53,880
*	Arrow Electronics Inc.	415,743	52,650
	Littelfuse Inc.	182,198	46,650
*	Novanta Inc.	271,440	44,950
*	Coherent Corp.	1,177,768	43,530
	Vontier Corp.	1,287,408	38,159
*	Fabrinet	335,700	38,008
	TD SYNNEX Corp.	400,772	35,821

		Shares	Market Value ($000)
	Avnet Inc.	803,268	35,215
	Badger Meter Inc.	250,367	34,518
*	Insight Enterprises Inc.	253,266	34,247
	Advanced Energy Industries Inc.	344,278	33,791
	Belden Inc.	383,463	33,549
*	IPG Photonics Corp.	283,372	31,304
	Vishay Intertechnology Inc.	1,210,974	31,219
*	Sanmina Corp.	573,003	30,392
*	Itron Inc.	439,559	29,771
*	Plexus Corp.	301,869	27,374
*	Rogers Corp.	167,651	26,400
*	OSI Systems Inc.	200,274	23,835
*	Knowles Corp.	1,314,291	23,631
	Methode Electronics Inc.	511,933	22,039
*	ePlus Inc.	441,651	21,813
*	TTM Technologies Inc.	1,578,262	21,622
	CTS Corp.	463,236	21,156
*	Mirion Technologies Inc.	2,621,202	20,734
	Napco Security Technologies Inc.	555,594	20,663
*	Arlo Technologies Inc.	1,907,383	18,444
*,1	PAR Technology Corp.	531,941	18,389
	Benchmark Electronics Inc.	758,199	17,901
*,1	MicroVision Inc.	3,745,659	17,567
*,1	Lightwave Logic Inc.	2,237,607	16,581
*	ScanSource Inc.	539,964	15,529
*	nLight Inc.	924,811	13,373
*,1	SmartRent Inc.	3,397,539	12,231
	PC Connection Inc.	251,943	11,330
*	Evolv Technologies Holdings Inc.	1,727,815	10,298
*	FARO Technologies Inc.	400,066	6,037
*,1	908 Devices Inc.	477,269	4,157
*,1	Ouster Inc.	576,236	3,924
*,1	Aeva Technologies Inc.	2,107,435	2,529
*,1	Focus Universal Inc.	545,283	911
*,1	AEye Inc.	1,346,899	274
			2,448,869
Financial Services (0.0%)
	Visa Inc. Class A	153	34
IT Services (5.6%)
	Accenture plc Class A	3,403,917	1,041,326
	International Business Machines Corp.	4,930,736	634,043
*	Snowflake Inc. Class A	1,457,002	240,930
	Cognizant Technology Solutions Corp. Class A	2,916,773	182,269
*	Gartner Inc.	460,145	157,765
*	VeriSign Inc.	556,747	124,333
*	MongoDB Inc. Class A	419,961	123,380
*	Cloudflare Inc. Class A	1,684,083	116,471
*	EPAM Systems Inc.	361,569	92,786
*	Akamai Technologies Inc.	986,686	90,893
*	Okta Inc.	983,910	89,437
*	Twilio Inc. Class A	1,208,735	84,152
*	GoDaddy Inc. Class A	964,823	70,799
*	DXC Technology Co.	1,762,402	44,113
*	Kyndryl Holdings Inc.	2,363,181	29,682
*,1	DigitalOcean Holdings Inc.	704,232	27,571
*	Perficient Inc.	358,376	27,405
*	Fastly Inc. Class A	1,642,680	26,743

		Shares	Market Value ($000)
*	Squarespace Inc. Class A	662,735	19,478
*	Thoughtworks Holding Inc.	2,024,735	16,684
*	Grid Dynamics Holdings Inc.	1,195,586	11,478
*	BigCommerce Holdings Inc. Series 1	1,349,819	10,758
	Hackett Group Inc.	521,094	10,104
*,1	Tucows Inc. Class A	196,127	6,100
*	Unisys Corp.	1,448,176	5,691
*,1	Rackspace Technology Inc.	1,133,886	1,769
			3,286,160
Semiconductors & Semiconductor Equipment (22.8%)
	NVIDIA Corp.	8,026,145	3,036,612
	Broadcom Inc.	2,236,970	1,807,382
*	Advanced Micro Devices Inc.	8,682,780	1,026,391
	Texas Instruments Inc.	4,906,820	853,198
	Intel Corp.	22,624,220	711,305
	QUALCOMM Inc.	6,055,648	686,771
	Applied Materials Inc.	4,598,487	612,978
	Analog Devices Inc.	2,760,984	490,599
	Lam Research Corp.	740,008	456,363
	Micron Technology Inc.	6,014,598	410,196
	KLA Corp.	767,882	340,164
	Marvell Technology Inc.	4,845,709	283,426
	NXP Semiconductors NV	1,456,860	260,924
	Microchip Technology Inc.	3,082,962	232,024
*	ON Semiconductor Corp.	2,451,040	204,907
*	Enphase Energy Inc.	809,090	140,685
	Monolithic Power Systems Inc.	269,388	131,976
*	First Solar Inc.	606,677	123,131
	Skyworks Solutions Inc.	974,496	100,870
*	SolarEdge Technologies Inc.	344,533	98,133
	Entegris Inc.	930,695	97,956
	Teradyne Inc.	964,005	96,584
*	Lattice Semiconductor Corp.	894,231	72,710
*	Qorvo Inc.	673,502	65,505
*	Rambus Inc.	805,621	51,527
	Universal Display Corp.	328,395	48,382
*	Wolfspeed Inc.	967,788	46,493
	MKS Instruments Inc.	472,944	46,022
*	Axcelis Technologies Inc.	269,179	42,409
*	Onto Innovation Inc.	393,944	42,290
	Power Integrations Inc.	460,927	39,824
*	Silicon Laboratories Inc.	266,433	37,479
*	Cirrus Logic Inc.	466,277	36,220
*	Diodes Inc.	384,378	34,533
*	Synaptics Inc.	373,523	32,138
*	MACOM Technology Solutions Holdings Inc. Class H	528,298	31,608
	Kulicke & Soffa Industries Inc.	567,170	29,992
*	Allegro MicroSystems Inc.	752,664	29,602
	Amkor Technology Inc.	1,177,124	29,169
*	Ambarella Inc.	385,810	27,902
*	FormFactor Inc.	850,258	26,605
*	Impinj Inc.	257,108	26,312
*	MaxLinear Inc.	874,762	25,552
*	Credo Technology Group Holding Ltd.	1,790,494	24,028
*	Ultra Clean Holdings Inc.	687,543	23,569
*	Cohu Inc.	614,026	23,542
*	Photronics Inc.	1,105,624	23,472
*	Sitime Corp.	228,101	22,621

		Shares	Market Value ($000)
*	Semtech Corp.	973,135	21,156
*	SMART Global Holdings Inc.	934,985	21,112
*	PDF Solutions Inc.	499,182	21,090
*	Veeco Instruments Inc.	863,009	21,066
*	indie Semiconductor Inc. Class A	2,150,354	20,428
*,1	Navitas Semiconductor Corp.	2,136,353	18,266
*	Ichor Holdings Ltd.	589,807	17,871
*	Alpha & Omega Semiconductor Ltd.	500,336	13,854
*	CEVA Inc.	473,886	11,857
*	ACM Research Inc. Class A	990,784	10,017
*	Magnachip Semiconductor Corp.	905,727	9,266
			13,328,064
Software (40.6%)
	Microsoft Corp.	37,645,520	12,362,412
*	Salesforce Inc.	5,380,620	1,201,923
*	Adobe Inc.	2,474,884	1,033,982
	Oracle Corp.	8,746,266	926,579
	Intuit Inc.	1,521,138	637,539
*	ServiceNow Inc.	1,109,200	604,270
*	Synopsys Inc.	842,424	383,269
*	Palo Alto Networks Inc.	1,679,610	358,412
*	Cadence Design Systems Inc.	1,514,248	349,655
	Roper Technologies Inc.	594,143	269,872
*	Fortinet Inc.	3,733,496	255,110
*	Workday Inc. Class A	1,151,950	244,202
*	Autodesk Inc.	1,206,915	240,647
*	Crowdstrike Holdings Inc. Class A	1,275,575	204,258
*	VMware Inc. Class A	1,358,008	185,083
*	ANSYS Inc.	504,547	163,266
*	Atlassian Corp. Ltd. Class A	890,556	161,004
*	Palantir Technologies Inc. Class A	10,686,324	157,196
*	HubSpot Inc.	276,764	143,361
*	Datadog Inc. Class A	1,471,176	139,629
*	Fair Isaac Corp.	151,053	118,980
*	Tyler Technologies Inc.	255,731	101,515
*	Zoom Video Communications Inc. Class A	1,444,636	96,978
*	Splunk Inc.	970,627	96,374
*	PTC Inc.	694,241	93,306
*	Zscaler Inc.	571,106	77,373
*	DocuSign Inc. Class A	1,328,529	74,929
*	Manhattan Associates Inc.	403,135	73,137
*	Dynatrace Inc.	1,428,932	72,861
	Bentley Systems Inc. Class B	1,484,593	72,418
	Gen Digital Inc. (XNGS)	3,893,678	68,295
*	Bill Holdings Inc.	651,979	67,532
*	Black Knight Inc.	1,076,782	62,216
*	Nutanix Inc. Class A	1,750,020	51,836
*,1	Unity Software Inc.	1,671,279	49,670
*	UiPath Inc. Class A	2,763,760	49,444
*	Guidewire Software Inc.	572,306	47,490
*	Smartsheet Inc. Class A	957,405	47,468
*	Dropbox Inc. Class A	1,988,104	45,766
*	Elastic NV	618,432	45,034
*	SPS Commerce Inc.	278,493	43,389
*	Confluent Inc. Class A	1,337,254	42,444
*	SentinelOne Inc. Class A	1,967,868	42,073
*,1	C3.ai Inc. Class A	1,023,295	40,942
*	Workiva Inc.	411,556	39,863

		Shares	Market Value ($000)
*	Five9 Inc.	599,332	39,622
	Dolby Laboratories Inc. Class A	478,863	39,521
*	Teradata Corp.	837,120	39,227
*	Qualys Inc.	308,455	38,946
*	Procore Technologies Inc.	643,732	38,926
*	Tenable Holdings Inc.	948,218	38,867
*	Aspen Technology Inc.	234,678	38,468
*	DoubleVerify Holdings Inc.	1,017,808	35,491
*	Box Inc. Class A	1,256,800	35,404
*	Altair Engineering Inc. Class A	471,230	34,555
*	AppLovin Corp. Class A	1,347,478	33,700
*	New Relic Inc.	451,818	31,831
*,1	MicroStrategy Inc. Class A	105,032	31,681
*	Blackbaud Inc.	413,594	30,341
*	RingCentral Inc. Class A	865,751	30,042
*	NCR Corp.	1,264,734	29,974
*	CommVault Systems Inc.	430,037	29,969
*	HashiCorp Inc. Class A	869,707	29,866
*	Rapid7 Inc.	618,597	29,519
*	Varonis Systems Inc.	1,115,315	29,310
*,1	Gitlab Inc. Class A	767,336	28,361
	Progress Software Corp.	464,190	27,851
*	Appfolio Inc. Class A	192,507	27,557
*	Blackline Inc.	523,892	27,279
	InterDigital Inc.	317,158	26,337
*	Verint Systems Inc.	729,199	26,164
*	Alarm.com Holdings Inc.	517,810	26,004
*	Alteryx Inc. Class A	660,642	25,725
*	ACI Worldwide Inc.	1,127,737	25,724
*	Freshworks Inc. Class A	1,627,067	25,643
	Pegasystems Inc.	523,803	25,331
*	PagerDuty Inc.	929,957	25,304
*	Asana Inc. Class A	1,050,913	25,096
*,1	Riot Platforms Inc.	2,056,731	24,681
*	Sprout Social Inc. Class A	561,499	24,319
*	Envestnet Inc.	463,821	24,272
*	Zuora Inc. Class A	2,246,695	24,242
*	Samsara Inc. Class A	1,257,515	24,207
*	Qualtrics International Inc. Class A	1,333,224	24,105
*	Agilysys Inc.	315,447	23,450
*	JFrog Ltd.	951,056	23,168
*	Q2 Holdings Inc.	792,390	23,074
*,1	Marathon Digital Holdings Inc.	2,353,875	23,044
	Clear Secure Inc. Class A	916,333	22,643
*	Cerence Inc.	765,367	21,828
*	nCino Inc.	794,003	21,827
*	Appian Corp. Class A	507,451	21,734
*	PROS Holdings Inc.	690,888	20,948
*	Zeta Global Holdings Corp. Class A	2,319,673	20,923
*	Braze Inc. Class A	628,920	20,824
*	Model N Inc.	651,612	20,799
*	LiveRamp Holdings Inc.	850,985	20,713
*	Sprinklr Inc. Class A	1,499,629	19,945
*	PowerSchool Holdings Inc. Class A	1,047,921	19,848
	A10 Networks Inc.	1,327,016	19,759
	Adeia Inc.	2,012,757	19,745
*	EngageSmart Inc.	1,012,965	19,226
*	Clearwater Analytics Holdings Inc. Class A	1,190,256	19,187

		Shares	Market Value ($000)
*	Yext Inc.	2,080,830	19,123
*	Jamf Holding Corp.	1,029,624	18,925
*	Everbridge Inc.	778,020	18,688
*	Vertex Inc. Class A	847,632	18,631
*	ForgeRock Inc. Class A	877,247	17,659
*	N-Able Inc.	1,230,172	17,468
*	Intapp Inc.	407,394	17,221
*	AvePoint Inc.	2,446,382	16,171
*	E2open Parent Holdings Inc.	3,219,720	16,099
*	Matterport Inc.	5,270,236	15,653
*	Consensus Cloud Solutions Inc.	402,915	14,686
*	Olo Inc. Class A	2,100,852	14,454
*	Couchbase Inc.	680,166	13,957
*	Digital Turbine Inc.	1,502,584	13,734
*	Informatica Inc. Class A	766,742	13,541
*	Alkami Technology Inc.	890,001	13,350
*	Amplitude Inc. Class A	1,163,261	11,330
*	Xperi Inc.	896,263	10,603
	Ebix Inc.	526,684	10,492
*	OneSpan Inc.	681,761	10,322
*	Mitek Systems Inc.	951,880	9,919
*	8x8 Inc.	2,408,334	9,826
*	SolarWinds Corp.	1,045,947	9,727
*	SoundHound AI Inc. Class A	3,069,750	9,363
*,1	Digimarc Corp.	302,327	9,330
	American Software Inc. Class A	680,844	8,667
*	Domo Inc. Class B	639,066	8,595
*	MeridianLink Inc.	429,704	8,379
*	Momentive Global Inc.	875,090	8,270
*,1	SEMrush Holdings Inc. Class A	756,503	5,757
	ON24 Inc.	707,342	5,652
*	LivePerson Inc.	1,454,660	5,353
*	Rimini Street Inc.	1,135,284	5,222
*	Expensify Inc. Class A	727,260	5,033
*	CS Disco Inc.	506,705	4,190
*	Telos Corp.	1,194,857	3,836
*	Weave Communications Inc.	423,881	3,315
*,1	Veritone Inc.	701,063	2,762
*,1	Cipher Mining Inc.	1,054,750	2,679
*,1	Terawulf Inc.	1,786,022	2,679
*	Enfusion Inc. Class A	311,434	2,479
*	Porch Group Inc.	1,755,673	2,476
*,1	Latch Inc.	2,177,064	2,177
*	Upland Software Inc.	617,857	1,736
*	SecureWorks Corp. Class A	201,190	1,624
*,1	WM Technology Inc.	1,524,142	1,555
*,1	Embark Technology Inc.	284,386	793
			23,662,650
Technology Hardware, Storage & Peripherals (23.1%)
	Apple Inc.	71,628,304	12,696,117
	HP Inc.	5,134,552	149,210
	Hewlett Packard Enterprise Co.	7,787,608	112,297
	NetApp Inc.	1,343,749	89,158
*	Western Digital Corp.	2,051,769	79,465
*	Super Micro Computer Inc.	334,704	74,957
	Dell Technologies Inc. Class C	1,652,569	74,052
	Seagate Technology Holdings plc	1,205,869	72,473
*	Pure Storage Inc. Class A	2,113,021	60,834

		Shares	Market Value ($000)
*,1	IonQ Inc.	2,317,061	25,001
	Xerox Holdings Corp.	1,550,368	21,814
*	Corsair Gaming Inc.	928,875	18,317
*	Avid Technology Inc.	746,062	17,905
*	CPI Card Group Inc.	85,164	2,266
			13,493,866
Total Common Stocks (Cost $42,529,528)			58,294,331
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $293,669)	2,937,631	293,704
Total Investments (100.4%) (Cost $42,823,197)			58,588,035
Other Assets and Liabilities—Net (-0.4%)			(241,393)
Net Assets (100.0%)			58,346,642
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $117,880,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $127,636,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2023	1	286	(2)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open swap contracts at May 31, 2023.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.